Additional information about derivatives financial instruments - Wheaton Precious Metals Corp. warrants (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324)	$ (67)	$ (240)
Call options -SLW- Bought
Derivative financial instruments.
Notional (quantity) | EquityInstruments	10,000,000	10,000,000
Average strike per share | $ / shares	44
Fair value of assets	$ 26	$ 8
Value at risk	3
Call options -SLW- Bought | 2023
Derivative financial instruments.
Fair value of assets	$ 26